COMMITMENTS (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 29, 2021	Jun. 30, 2021	Jun. 30, 2021	May 07, 2021	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021	Mar. 02, 2021
Promissory notes						$ 756,488	$ 40,000	$ 40,000
Stock Issued During Period, Value, New Issues						1,000,000
Founders shares	$ 3,000,000					$ 8,764,809
Two Former Associates [Member]
Payments for acquisition		$ 200,000
Number of shares of common stock		1,000,000
Stock Issued During Period, Value, New Issues		$ 1,170,000
Settlement expense		1,870,000
Two Former Associates [Member] | Promissory Notes [Member]
Promissory notes		500,000	$ 500,000
Former Associates One [Member]
Payments for acquisition		$ 100,000
Number of shares of common stock		500,000
Former Associates One [Member] | Promissory Notes [Member]
Promissory notes		$ 250,000	250,000
Former Associates Two [Member]
Payments for acquisition		$ 100,000
Number of shares of common stock		500,000
Former Associates Two [Member] | Promissory Notes [Member]
Promissory notes		$ 250,000	250,000
Monster Creative LLC [Member]
Purchase price			$ 8,000,000	$ 8,000,000
Tickeri Inc [Member]
Acquisition transaction costs										$ 20,000,000
Promissory notes							192,123	$ 192,123	$ 192,123
Number of shares of common stock								10,000,000
Stock Issued During Period, Value, New Issues								$ 468
Founders shares					$ 468		$ 468